UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22608

Virtus Global Multi-Sector Income Fund
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9683
(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant
100 Pearl Street

Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 270-7788

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Global Multi-Sector Income Fund

Not FDIC Insured No Bank Guarantee May Lose Value	June 30, 2013

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Multi-Sector Income Fund Shareholder:

I am pleased to share with you the manager’s report for the Virtus Global Multi-Sector Income Fund for the six months ended June 30, 2013. The report contains commentary from the portfolio management team at Newfleet Asset Management on how the fixed income markets and the fund performed during the period.

For the six months ended June 30, 2013, the fund’s NAV declined 2.94%, including $0.808 in reinvested distributions. For the same period, the fund’s benchmark, the Barclays Global Aggregate Bond Index, fell 4.82%, including reinvested dividends.

On behalf of Newfleet Asset Management and Virtus Investment Partners, I welcome all investors to the fund and thank you for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President and Trustee

Virtus Global Multi-Sector Income Fund

August 2013

Shares of closed-end investment companies, such as the fund, trade in the market above, at, and below net asset value. This characteristic is a risk separate and distinct from the risk that the fund’s net asset value could decline. The fund is not able to predict whether its shares will trade above, below, or at net asset value in the future.

This information does not represent an offer, or the solicitation of an offer, to buy or sell securities of the Fund.

Performance data quoted represents past results. Past performance is no guarantee of future results.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2013 (Unaudited)

Managers Discussion of Fund Performance

About the Fund

The Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its objective.

The use of leverage currently enables the Fund to borrow at short-term rates and then use the proceeds to invest at higher yields. As of June 30, 2013, the Fund’s leverage consisted of $93 million of debt, which represented approximately 30% of the Fund’s total assets.

Portfolio Review – Newfleet Asset Management LLC (“Newfleet”)

Newfleet’s Multi-Sector Fixed Income Strategies team manages the Fund, leveraging the knowledge and skill of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary discusses Newfleet’s management of the Fund from January 1, 2013 through June 30, 2013.

How did the fixed income markets perform during the first six months of 2013?

Most fixed income spread sectors outperformed U.S. Treasuries during the first six months of the year, supported by the overall improvement in the U.S. macroeconomic environment, positive credit fundamentals, and continued demand for spread product.

Midway through the second quarter, markets experienced a sharp sell-off due to various factors, including slowing economic growth in China and the Federal Reserve’s (the “Fed’s”) talk of possibly tapering its bond purchases by the end of the year (which would signify the beginning of the end of quantitative easing).

Yields were higher across the curve during the first six months of 2013, with the curve steepening between 2- and 10-year Treasuries, and flattening between 10- and 30-year Treasuries. The largest rise in yields was in the 7- to 10-year section of the curve.

What factors affected the Fund’s performance during the period?

The outperformance of most fixed income spread sectors relative to U.S. Treasuries was the key driver of the Fund’s outperformance for the first half of 2013. Among fixed income sectors the Fund’s allocation to corporate high yield securities, high yield bank loans, residential mortgage-backed securities, and asset-backed securities were positive contributors to performance. Specific sectors that detracted the most from performance included foreign sectors such as non-U.S. dollar securities, emerging market high yield securities, and Yankee high quality securities.

Corporate high yield and high yield bank loans benefited from a combination of factors, including solid fundamentals, shorter duration, low rate sensitivity, low defaults, and relative yield advantage to other fixed income sectors. Bank loan technicals were particularly strong, supported by heavy flows into mutual funds, strong CLO (collateralized loan obligation) formation, and a thin forward calendar for new issues.

An overweight to residential mortgage-backed securities also contributed, as demand stemming from the need to reinvest pay-downs and limited new supply, combined with improving housing metrics, short duration, and firm credit fundamentals, were cause for outperformance.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2013 (Unaudited)

Managers Discussion of Fund Performance (Continued)

The Fund’s allocation to the asset-backed security sector also had a favorable role in performance, as positive fundamentals and a strong technical backdrop within the sector translated into outperformance for subordinate and one-off product.

The U.S. dollar strengthened during the first half of 2013. Weaker global data, commodity prices, and the prospect that the Fed’s quantitative easing might soon come to an end triggered increased flows into the U.S. dollar and away from G-10 and commodity countries, causing underperformance in the non-U.S. dollar sector.

The underperformance in the emerging markets high yield and Yankee high quality sectors has been driven by concern over the Fed starting to taper its asset purchases, weaker growth in China, and a trend of weaker fundamentals and negative technicals caused by outflows from dedicated emerging market debt funds.

What is your outlook for fixed income markets?

The overall economic picture remains supportive of fixed income spread sectors as expectations for economic growth remain positive but subdued enough to likely keep inflation at low levels and the Fed from raising short-term interest rates in the immediate future.

We continue to be constructive on spread sectors, with a focus on credits with sound balance sheets, liquidity, and consistent free cash flow. Credit fundamentals remain positive in sectors such as corporate high yield and bank loans. With their strong fundamentals, spread sectors offer attractive valuations and compelling investment opportunities to investors searching for yield, especially given the recent sell-off. Although we remain positive on spread sectors, headwinds still exist, as the impact of Fed tapering remains uncertain, unemployment remains elevated, and the overall strength of the global economy remains in question.

We will maintain diversification in all credit-intensive sectors. We will look to be tactical with corporate credit, adding selectively on weakness, and we will consider corporate alternatives such as commercial mortgage-backed securities and taxable municipals where it would be favorable to the Fund.

The global monetary backdrop leaves potential to remain accommodative throughout the rest of the year, and with interest rates at record lows, this bodes well for the reemergence of the long-term secular trend back into foreign currency. However, volatility is likely to remain high within the sector in light of the uncertainty surrounding Fed policy and economic growth in the U.S., China, and Europe. Therefore, we are cautiously positive on the outlook for non-U.S. dollar bonds, favoring those countries with favorable fundamentals and a yield advantage versus U.S. Treasuries.

Given the current environment, we see the potential for spread sector outperformance as we get more clarity on the effect that Fed tapering will have on the markets, the sustainability and strength of the U.S. economic recovery, and the slowing of global economies. We believe the Fund is well positioned to capitalize on opportunities as they arise, and we seek to take advantage of any weakness in sectors or individual issues that may create value.

Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2013 (Unaudited)

Managers Discussion of Fund Performance (Continued)

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities.

Changes in interest rates can cause both extension and prepayment risks for asset and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

JUNE 30, 2013

(Unaudited)

The following tables presents the portfolio holdings within certain sectors or countries as a percentage of total investments at June 30, 2013.

Asset Allocation

Corporate Bonds and Notes		68%
Financials	29%
Energy	11
Industrials	9
Total of all others	19
Loan Agreements		11
Foreign Government Securities		11
Asset-Backed Securities		3
Mortgage-Backed Securities		2
Preferred Stock		2
Other (includes short-term investment)		3

		100%

Country Weightings

United States	47%
Brazil	5
Cayman Islands	4
Luxembourg	5
Mexico	3
Venezuela	3
Ireland	3
Other	30

Total	100%

The accompanying notes are an integral part of these financial statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

JUNE 30, 2013

(Unaudited)

KEY INVESTMENT TERMS

Barclays Capital Global Aggregate Bond Index

The Barclays Capital Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

G-10

The Group of Ten (G-10) refers to the group of countries that have agreed to participate in the General Arrangements to Borrow (GAB), a supplementary borrowing arrangement that can be invoked if the International Monetary Fund’s resources are estimated to be below member’s needs.

PIK (Payment-in-Kind)

A bond that pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

OUR PRIVACY COMMITMENT

The Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.

Information We Collect

We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:

•	Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and

•	Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).

Information Disclosed in Administering Products and Services

We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.

Procedures to Protect Confidentiality and Security of Your Personal Information

We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.

We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our Web site and/or other communications.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.0%
California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. Taxable 7.125%, 6/1/32	$689		$613
State of California Build America Bond Taxable 7.500%, 4/1/34	570		739

			1,352

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		739
TOTAL MUNICIPAL BONDS (Identified Cost $2,038)			2,091
FOREIGN GOVERNMENT SECURITIES—16.2%
Argentine Republic 7.000%, 10/3/15	1,265		1,104
PIK Interest Capitalization 8.280%, 12/31/33	1,765		1,002
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	570		511
RegS 12.750%, 8/23/22(4)	390		402
RegS 8.250%, 10/13/24(4)	570		445
Commonwealth of Australia Series 125 6.250%, 6/15/14	1,665	AUD	1,577
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	435	AUD	429
Commonwealth of Canada 2.000%, 3/1/14	765	CAD	732
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	1,400	NZD	1,144
Dominican Republic 144A 5.875%, 4/18/24(3)	1,000		967

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Federative Republic of Brazil 8.500%, 1/5/24	4,355	BRL	$1,795
Hellenic Republic
2.000%, 2/24/23(2)	410	EUR	290
2.000%, 2/24/27(2)	850	EUR	505
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	$795		700
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	2,215	NOK	362
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	776		691
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,420		1,486
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180		1,250
Republic of Indonesia Series FR63 5.625%, 5/15/23	7,482,000	IDR	673
Republic of Korea Treasury Bond, Series 1403, 4.750%, 3/10/14	800,000	KOR	710
Republic of Peru 144A 7.840%, 8/12/20(3)	875	PEN	362
RegS 6.900%, 8/12/37(4)	1,700	PEN	628
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300	PLZ	2,862
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	395	EUR	462
Republic of Slovak 144A 4.375%, 5/21/22(3)	1,235		1,263
Republic of South Africa Series R206, 7.500%, 1/15/14	14,400	ZAR	1,473
Republic of Turkey 9.000%, 3/5/14	4,165	TRY	2,181
Republic of Uruguay 4.375%, 12/15/28	23,893	UYU(9)	1,358
Russian Federation 144A 7.850%, 3/10/18(3)	55,000	RUB	1,745

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Series 6207 8.150%, 2/3/27	34,830	RUB	$1,089
United Mexican States Series M, 6.000%, 6/18/15	35,100	MXN	2,790
Series M, 6.500%, 6/9/22	19,000	MXN	1,541
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $37,753)			34,529
MORTGAGE-BACKED SECURITIES—3.1%
Non-Agency—3.1%
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	$738		799
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	1,000		1,069
07-PW18, AM 6.084%, 6/11/50(2)	1,400		1,557
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1 144A 5.250%, 1/25/43(2)(3)	716		779
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	1,100		1,105
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	600		600
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.423%, 11/23/43(2)(3)	547		538
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,470)			6,447
ASSET-BACKED SECURITIES—4.4%
AABS Ltd. 13-1, A 4.875%, 1/10/38(2)	487		494

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES (continued)
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	$1,450		$1,454
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,472		1,571
Drug Royalty Corp., Inc. 12-1, A2 144A 5.800%, 7/15/24(3)	864		887
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	472		472
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,718		1,698
Orange Lake Timeshare Trust 12-AA, B, 144A 4.870%, 3/10/27(3)	761		778
Residential Asset Mortgage Trust 04-RZ1, M1 4.320%, 3/25/34(2)	772		794
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	1,256		1,160
TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,025)			9,308
CORPORATE BONDS—97.4%
Consumer Discretionary—6.7%
Arcelik AS 144A 5.000%, 4/3/23(3)	470		423
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,115	BRL	508
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	240		205
Bon-Ton Department Stores, Inc. (The) 144A 8.000%, 6/15/21(3)	615		628
Boyd Gaming Corp. 9.000%, 7/1/20	325		331

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary (continued)
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	$960		$972
Caesars Entertainment Operating Co., Inc. 8.500%, 2/15/20	1,050		993
Cencosud SA 144A 4.875%, 1/20/23(3)	410		402
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	950		1,053
Clear Channel Communications, Inc. 9.000%, 3/1/21	1,250		1,194
Gajah Tunggal TBK PT 144A 7.750%, 2/6/18(3)	1,000		998
Grupo Televisa SAB 7.250%, 5/14/43	8,000	MXN	524
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	475		483
Jones Group, Inc. (The)
Apparel Group Holdings 6.875%, 3/15/19	735		742
Apparel Group Holdings 6.125%, 11/15/34	400		320
KOC Holding AS 144A 3.500%, 4/24/20(3)	1,110		960
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	725		758
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	1,100		1,095
SACI Falabella RegS 6.500%, 4/30/23(4)	466,500	CLP	872
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	815		768

			14,229

Consumer Staples—0.4%
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(3)	800		840

	PAR VALUE	VALUE
Energy—16.0%
Afren plc 144A 10.250%, 4/8/19(3)	$925	$1,041
Alta Mesa Holdings LP 9.625%, 10/15/18	1,150	1,199
CHC Helicopter SA 9.250%, 10/15/20	1,150	1,184
Chesapeake Energy Corp. 5.375%, 6/15/21	815	813
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000	2,160
EP Energy LLC 9.375%, 5/1/20	575	653
Forest Oil Corp. 7.250%, 6/15/19	1,450	1,370
Gazprom OAO (Gaz Capital SA) 144A 6.510%, 3/7/22(3)(7)	1,100	1,163
144A 4.950%, 2/6/28(3)(7)	1,300	1,118
Gulfmark Offshore, Inc. 6.375%, 3/15/22	1,700	1,696
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	625	684
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	300	266
Memorial Production Partners LP (Memorial Production Finance Corp.) 144A 7.625%, 5/1/21(3)	700	693
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000	2,065
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	800	832
OAO Lukoil International Finance BV 144A 6.125%, 11/9/20(3)(7)	1,100	1,158
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	1,000	300
Petrobras International Finance Co. 6.750%, 1/27/41	3,275	3,275

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy (continued)
Petroleos de Venezuela SA Series 2014 4.900%, 10/28/14	$1,720		$1,617
RegS 8.500%, 11/2/17(4)	5,820		5,347
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	955		938
Quicksilver Resources, Inc. 7.125%, 4/1/16	1,235		1,093
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	675		656
Teekay Corp. 8.500%, 1/15/20	1,000		1,093
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	800		708
Venoco, Inc. 8.875%, 2/15/19	850		833

			33,955

Financials—41.6%
Aircastle Ltd. 7.625%, 4/15/20	1,500		1,657
Akbank TAS 144A 7.500%, 2/5/18(3)	1,145	TRY	545
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(7)	1,100		1,127
144A 7.750%, 4/28/21(3)(7)	925		957
Allstate Corp. 6.125%, 5/15/37(2)	2,500		2,686
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	750		806
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	800		844
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	1,750		1,837
Banco Bradesco SA 144A 5.750%, 3/1/22(3)(6)	2,000		1,995

	PAR VALUE		VALUE
Financials (continued)
Banco Continental SA Via Continental Senior Trustees Cayman Ltd. RegS 5.500%, 11/18/20(4)(7)	$2,000		$2,029
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,200		1,131
Banco do Brasil SA
RegS 5.375%, 1/15/21(4)	525		517
144A 9.250%(2)(3)(5)(6)	1,425		1,557
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600	BRL	247
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,750		1,626
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,900		2,000
Bancolombia SA 5.125%, 9/11/22	1,220		1,162
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745		760
Barclays Bank plc 144A 6.050%, 12/4/17(3)	2,450		2,649
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200		2,145
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	810		783
Chubb Corp. (The) 6.375%, 3/29/67(2)	2,175		2,327
Corp Andina de Fomento 8.125%, 6/4/19	1,000		1,232
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	1,000		1,012
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)	300		286
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	220		224

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	$845	$752
ESAL GmbH 144A 6.250%, 2/5/23(3)	980	900
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,000	943
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,609
Genworth Financial, Inc. 7.625%, 9/24/21	765	889
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	610	656
HSBC Finance Corp. 6.676%, 1/15/21	1,900	2,100
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	1,560	1,618
ING (U.S.), Inc. 144A 5.500%, 7/15/22(3)	1,210	1,286
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000	1,074
International Lease Finance Corp. 3.875%, 4/15/18	195	183
5.875%, 8/15/22	2,310	2,290
Inversiones CMPC SA 144A 4.375%, 5/15/23(3)	1,000	957
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	900	873
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	813
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	800	744
Macquarie Group Ltd. 144A 7.625%, 8/13/19(3)	1,000	1,159
144A 6.250%, 1/14/21(3)	325	345

	PAR VALUE		VALUE
Financials (continued)
MMI International Ltd. 144A 8.000%, 3/1/17(3)	$775		$783
Morgan Stanley 144A 10.090%, 5/3/17(3)	6,050	BRL	2,684
Nomos Bank Via Nomos Capital PLC 144A 7.250%, 4/25/18(3)(7)	1,000		992
Nordea Bank AB 144A 4.250%, 9/21/22(3)	2,035		2,007
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,805		1,754
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160		2,333
Prudential Financial, Inc. 5.875%, 9/15/42(2)	2,500		2,506
5.200%, 3/15/44(2)(6)	205		194
Resona Bank Ltd. 144A 5.850%(2)(3)(5)(6)	2,050		2,187
Royal Bank of Scotland plc (The) 6.400%, 10/21/19	1,400		1,555
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	850		867
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	1,590		1,605
Unipersonal 144A 3.781%, 10/7/15(3)	1,300		1,325
Sberbank of Russia (Sberbank CapItal SA) 144A 6.125%, 2/7/22(3)(7)	2,050		2,140
144A 5.125%, 10/29/22(3)(7)	800		750
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	2,200		2,007
SLM Corp. 5.500%, 1/25/23	2,670		2,541
Spansion LLC 7.875%, 11/15/17	1,200		1,236
Telecom Italia Capital SA 7.175%, 6/18/19	725		807
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(7)	965		895

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	$1,095	$1,025
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(3)	725	754
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,491
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725	754

		88,524

Health Care—0.4%
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	320	335
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 7.500%, 7/15/21(3)	590	611

		946

Industrials—13.0%
AAR Corp. 144A 7.250%, 1/15/22(3)	710	765
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	900	873
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(3)	374	373
America West Airlines Pass-Through-Trust
Series 99-1, G 7.930%, 1/2/19	991	1,060
Series 00-1, G 8.057%, 7/2/20	1,211	1,344
Series 01-1, G 7.100%, 4/2/21	1,030	1,082
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(3)	1,640	1,550
Automotores Gildemeister SA 144A 8.250%, 5/24/21(3)	690	642

	PAR VALUE		VALUE
Industrials (continued)
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	$805		$736
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	800		776
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	1,071		1,245
02-1, G-1 6.718%, 1/2/23	829		904
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000		1,033
Embraer SA 5.150%, 6/15/22	1,300		1,303
FTS International, LLC 144A 8.125%, 11/15/18(3)	441		460
GeoPark Latin America Ltd. (Agencia en Chile) 144A 7.500%, 2/11/20(3)	1,020		1,053
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(3)	330		345
Hellenic Railways 5.460%, 1/30/14	945	EUR	1,162
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,000		1,075
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,253		1,335
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	350	BRL	140
Oshkosh Corp. 8.500%, 3/1/20	1,250		1,358
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000		874
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	2,276		2,617
07-01A 6.636%, 7/2/22	940		1,006
11-1 A 7.125%, 10/22/23	911		1,029
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	1,500		1,598

			27,738

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—3.0%
Ceridian Corp. 144A 11.000%, 3/15/21(3)	$35	$39
First Data Corp.
11.250%, 3/31/16	1,021	1,003
12.625%, 1/15/21	1,100	1,169
144A 11.750%, 8/15/21(3)	2,270	2,054
QVC, Inc. 5.125%, 7/2/22	690	697
Sensata Technologies BV 144A 4.875%, 10/15/23(3)	970	938
VeriSign, Inc. 144A 4.625%, 5/1/23(3)	475	463

		6,363

Materials—8.8%
Alpek SA de CV 144A 4.500%, 11/20/22(3)	1,250	1,203
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(3)	300	290
Calumet Specialty Products Partners LP 144A 9.625%, 8/1/20(3)	1,200	1,311
Cascades, Inc. 7.875%, 1/15/20	650	682
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	695	754
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	403
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(7)	425	420
Evraz Group SA 144A 6.500%, 4/22/20(3)	775	699
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050	1,087
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,150	1,213

	PAR VALUE		VALUE
Materials (continued)
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(3)	$950		$974
6.625%, 4/15/20	240		241
144A 6.625%, 4/15/20(3)	720		722
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175		1,288
JMC Steel Group 144A 8.250%, 3/15/18(3)	750		737
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	450		452
Momentive Performance Materials, Inc. 10.000%, 10/15/20	1,000		1,045
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500		1,462
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	185		196
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	805		763
United States Steel Corp. 6.875%, 4/1/21	965		941
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650		1,811

			18,694

Telecommunication Services—4.6%
America Movil SAB de CV Series 12 6.450%, 12/5/22	8,000	MXN	598
Axtel SAB de CV 144A 7.000%, 1/31/20(2)(3)	360		335
CenturyLink, Inc. Series S, 6.450%, 6/15/21	1,600		1,676
Cincinnati Bell, Inc. 8.375%, 10/15/20	650		673

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services (continued)
Frontier Communications Corp. 7.125%, 1/15/23	$915	$914
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	955	906
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	660	680
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	1,000	1,068
WideOpenWest Finance LLC 10.250%, 7/15/19	550	587
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	750	784
144A 7.250%, 2/15/18(3)	430	431
Windstream Corp. 7.750%, 10/15/20	1,150	1,196

		9,848

Utilities—2.9%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.750%, 5/20/20	1,200	1,248
Calpine Corp. 144A 7.875%, 1/15/23(3)	764	825
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	850	888
Electricite de France SA 144A 5.250%, 12/29/49(2)(3)(5)(6)	1,325	1,267
Israel Electric Corp Ltd 144A 6.875%, 6/21/23(3)	1,000	1,010
NRG Energy, Inc. 7.875%, 5/15/21	925	992

		6,230
TOTAL CORPORATE BONDS (Identified Cost $210,515)		207,367

	PAR VALUE		VALUE
LOAN AGREEMENTS(2)—16.1%
Consumer Discretionary—4.7%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	$217		$223
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	935		934
CBAC Borrower LLC 0.000%, 4/26/20(8)	300		305
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	872		892
EB Sports Corp. 11.500%, 12/31/15	500		497
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	1,000		976
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	952	CAD	905
Granite Broadcasting Corp. Tranche B, First Lien, 0.000%, 5/23/18(8)	537		541
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	1,181		1,186
Merrill Communications LLC 7.250%, 3/8/18	993		999
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	638		653
Radio One, Inc. 7.500%, 3/31/16	1,024		1,048
TWCC Holding Corp. 0.000%, 12/11/20(8)	566		572

			9,731

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.2%
Supervalu, Inc. 5.000%, 3/21/19	$374	$372

Energy—1.2%
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,017	983
NGPL Pipeco LLC 6.750%, 9/15/17	772	769
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	825	825

		2,577

Financials—1.0%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	367	369
Capital Automotive LP 0.000%, 4/30/20(8)	73	74
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,500	1,579

		2,022

Health Care—1.1%
Ardent Medical Services, Inc. First Lien, 0.000%, 7/2/18(8)	272	274
Second Lien, 0.000%, 1/2/19(8)	225	229
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	547	538
MMM Holdings, Inc. 0.000%, 12/12/17(8)	269	272
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	195	197
National Specialty Hospitals, Inc. Tranche B, 0.000%, 2/3/17(8)	898	898

		2,408

	PAR VALUE	VALUE
Industrials—3.2%
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	$1,111	$1,121
Commercial Barge Line Co. Tranche B, 0.000%, 9/22/19(8)	803	792
DynCorp International, Inc. 6.250%, 7/7/16	863	870
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2, 0.000%, 6/30/17(8)	643	620
HD Supply, Inc. 4.500%, 10/12/17	861	862
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	1,030	1,027
Mirion Technologies, Inc. 5.750%, 3/30/18	736	738
Navistar, Inc. Tranche B, 5.750%, 8/17/17	507	509
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	301	304

		6,843

Information Technology—4.1%
Alcatel-Lucent U.S.A., Inc. 6.000%, 8/1/16	84	85
7.250%, 1/30/19	853	863
Avaya, Inc. Tranche B-3, 4.773%, 10/26/17	1,181	1,038
Blue Coat Systems, Inc. 4.500%, 5/31/19	890	887
Deltek, Inc. 0.000%, 10/10/19(8)	157	159
Second Lien, 10.000%, 10/10/19	100	101
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	863	833
Kronos, Inc. Second Lien, 9.750%, 4/30/20	640	662

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology (continued)
Mood Media Corp. First Lien, 7.000%, 5/6/18	$592		$593
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	925		928
Oberthur Technologies Finance SAS Tranche B-3, 0.000%, 11/30/18(8)	554		552
RP Crown Parent LLC First Lien 6.750%, 12/21/18	249		250
Second Lien, 11.250%, 12/21/19	347		360
Sorenson Communications, Inc. 0.000%, 10/31/14(8)	1,137		1,139
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	339		342

			8,792

Materials—0.7%
Ameriforge Group, Inc. Second Lien, 8.750%, 12/21/20	190		193
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,310		1,339

			1,532
TOTAL LOAN AGREEMENTS (Identified Cost $34,103)			34,277
	SHARES
PREFERRED STOCK(2)—2.2%
Financials—2.2%
General Electric Capital Corp. Series B 6.25%	500	(10)	532
Series C 5.250%	600	(10)	573
JPMorgan Chase & Co. Series Q 5.150%	960	(10)	919

	SHARES		VALUE
Financials (continued)
PNC Financial Services Group, Inc. (The) Series R 4.850%	890	(10)	$830
U.S. Bancorp Series G 6.00%	32,400		888
Wells Fargo & Co. Series K, 7.98%	840	(10)	949
TOTAL PREFERRED STOCK (Identified Cost $4,745)			4,691
TOTAL LONG TERM INVESTMENTS—140.4%
(Identified cost $304,649)			298,710
SHORT-TERM INVESTMENTS—2.0%
Money Market Mutual Funds—2.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	4,335,045		4,335
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,335)			4,335
TOTAL INVESTMENTS—142.4% (Identified Cost $308,984)			303,045	(1)
Other assets and liabilities, net—(42.4)%			(90,200)

NET ASSETS—100.0%			$212,845

Abbreviation:

PIK	Payment-in-Kind Security

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $135,331 or 63.6% of net assets.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal is adjusted according to local inflation index.
(10)	Value shown as par value

Foreign Currencies (reported in thousands):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KOR	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLZ	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,308	$—	$8,814	$494	(1)
Corporate Bonds and Notes	207,367	—	207,367	—
Foreign Government Securities	34,529	—	34,529	—
Loan Agreements	34,277	—	34,277	—
Mortgage-Backed Securities	6,447	—	6,447	—
Municipal Bonds	2,091	—	2,091	—
Equity Securities:
Preferred Stock	4,691	888	3,803	—
Short-Term Investments	4,335	4,335	—	—

Total Investments	$303,045	$5,223	$297,328	$494

(1)	This security was not internally fair valued.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Asset-Backed Securities
Investments in Securities Balance as of December 31, 2012:
Accrued discount (premium)	$—
Realized gain (loss)	—	(c)
Change in unrealized appreciation/(depreciation)	2
Purchases	502
Sales(b)	(10)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of June 30, 2013	$494

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in pricing level occurred from the beginning to the end of the period
(b)	Includes paydowns on securities
(c)	Amount is less than $500

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value (Identified cost $308,984)	$303,045
Cash	292
Receivables
Investment securities sold	1,977
Dividends and interest	4,590
Tax reclaims	32
Prepaid expenses	34
Prepaid trustee retainer	15

Total assets	309,985

Liabilities
Payables
Borrowings (Note 7)	93,000
Investment securities purchased	3,814
Investment advisory fees	242
Administration fees	26
Professional fees	36
Interest payable on line of credit	8
Transfer Agent fees and expenses	1
Other accrued expenses	13

Total liabilities	97,140

Net Assets	$212,845

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$214,525
Accumulated undistributed net investment income (loss)	908
Accumulated undistributed net realized gain (loss)	3,384
Net unrealized appreciation (depreciation)	(5,972)

Net Assets	$212,845

Net Asset Value Per Share
(Net assets/ shares outstanding) Shares outstanding 11,255,236	$18.91

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

(Reported in thousands)

Investment Income
Interest	$10,028
Dividends	60
Foreign taxes withheld	(5)

Total investment income	10,083

Expenses
Investment advisory fees	1,511
Administration and accounting fees	210
Interest expense	491
Trustees’ fees and expenses	63
Professional fees	50
Printing fees and expenses	26
Registration fees	12
Custodian fees	10
Transfer agent fees and expenses	7
Miscellaneous	21

Total expenses	2,401

Net investment income	7,682

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,332
Net realized gain (loss) on foreign currency transactions	(68)
Net change in unrealized appreciation (depreciation) on investments	(17,714)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(42)

Net realized and unrealized gain (loss) on investments	(14,492)

Net increase (decrease) in net assets resulting from operations	$(6,810)

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended June 30, 2013 (Unaudited)	From Inception February 23, 2012 to December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$7,682	$12,081
Net realized gain (loss)	3,264	2,211
Net change in unrealized appreciation (depreciation)	(17,756)	11,784

Increase (decrease) in net assets resulting from operations	(6,810)	26,076

From Distributions to Shareholders
Net investment income	(7,935)	(10,451)
Net realized short-term gains	(1,159)	(1,401)

Decrease in net assets from distributions to shareholders	(9,094)	(11,852)

From Share Transactions
Sale of shares	—	214,975
Offering Costs	—	(450)

Increase (decrease) in net assets from share transactions	—	214,525

Net increase (decrease) in net assets	(15,904)	228,749

Net Assets
Beginning of period	228,749	—

End of period	$212,845	$228,749

Accumulated undistributed net investment income (loss) at end of period	$908	$1,161

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CASH FLOWS

FOR PERIOD ENDED JUNE 30, 2013 (Unaudited)

(Reported in thousands)

Cash Flows Provided by Operating Activities:
Increase (decrease) in net assets resulting from operations	$(6,810)

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) by operating activities:
Proceeds from sales and paydowns of long-term investments	95,358
Increase in securities sold receivable	(853)
Purchase of long-term investments	(94,742)
Increase in purchase payables	530
Net proceeds from sales of short-term securities	563
Net change in unrealized (appreciation)/depreciation	17,756
Net realized gain (loss) from sales of long-term investments	(3,344)
Net amortization of premium/(discount)	242
Increase in tax reclaims receivable	(32)
Increase in dividends receivable	(5)
Increase in interest receivable	(138)
Increase in prepaid expenses	(26)
Increase in interest expense payable	(21)
Decrease in investment advisory fees payable	(15)
Decrease in other affiliates payable	(2)
Decrease in Trustees’ fees payable	(26)
Decrease in other accrued expenses payable	(20)

Cash provided/(used) by operating activities	8,415

Cash provided/(used) for financing activities:
Cash dividends paid to shareholders	(9,094)

Cash provided/(used) for financing activities	(9,094)

Cash impact from foreign exchange fluctuations	(42)

Net decrease in cash	(721)

Cash:
Cash and foreign currency at beginning of period	1,013

Cash and foreign currency at end of period	$292

Supplemental cash flow information:
Cash paid for interest	$512

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS

(SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIODS)

	For the Six Months Ended June 30, 2013 (Unaudited)		From Inception[1] to December 31, 2012
PER SHARE OPERATING DATA:
Net asset value, beginning of period	$20.32		$19.10	(1)

Income from investment operations:
Net investment income/(loss)(2)	0.68		1.08
Net realized and unrealized gain/(loss)	(1.28)		1.19

Total from investment operations	(0.60)		2.27

Dividends and/or Distributions to Shareholders:
Dividends from net investment income	(0.71)		(0.93)
Dividends from net realized gains	(0.10)		(0.12)

Total Dividends and Distributions to Shareholders	(0.81)		(1.05)

Net Asset Value, End of Period	$18.91		$20.32

Market Price, End of Period(3)	$17.44		$18.90

Total Return on Net Asset Value(4)	(2.94	)%(7)	12.61	%(7)
Total Return on Market Value(5)	(3.71	)%(7)	(0.02	)%(7)
Net Assets, End of Period (000’s)	$212,845		$228,749

Ratios/Supplemental Data:
Ratio of Total Expenses to Average Net Assets(6)	2.13	%(8)	2.19	%(8)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.80	%(8)	6.65	%(8)
Portfolio Turnover Rate	30	%(7)	46	%(7)

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$93,000		$93,000
Asset Coverage for Loan Outstanding	329%		346%

(1)	Fund commenced operations on February 23, 2012, the date which its initial public offering shares were issued.
(2)	Based on average number of shares of common stock outstanding.
(3)	Closing price – NYSE
(4)	Total Return on NAV is calculated using the Net asset value of common stock on the first business day and the closing Net asset value on the last business day of the period. Dividends and distributions if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.
(5)	Total return on market value is calculated assuming a purchase of a share of the Fund’s common stock at the opening New York Stock Exchange (“NYSE”) share price on the first business day and a sale at the closing NYSE share price on the last business day of the period. Dividends and distributions if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.
(6)	Ratio of operating expenses, excluding interest expense on the line of credit, was 1.69% for the six months ended June 30, 2013 and 1.74% for the period ended December 31, 2012.
(7)	Not annualized
(8)	Annualized

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Note 1. Organization

The Fund was incorporated as a statutory trust under the laws of the State of Delaware on November 9, 2011. The Fund commenced operations on February 23, 2012, as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maximize current income while preserving capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on securities using the effective interest method.

C.	Federal Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable.

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

F.	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

G.	When-issued Purchases and Forward Commitments (Delayed-Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. As of the date of this report, the Fund held only assignment loans.

I.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

A.	Adviser

Virtus Investment Advisers, Inc., an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund. The Adviser supervises the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser. As compensation for its services to the Fund, the Adviser will receive a monthly fee at an annual rate of 0.95% as a percentage of the average daily

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Managed Assets (the term “Managed Assets” is defined as the value of the total assets minus sum of all accrued liabilities of the Fund excluding the aggregate amount of any outstanding borrowings which may constitute leverage) of the Fund, calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the organizational documents of the Fund and with resolutions of the Board as from time to time in force. During periods when the Fund is using leverage, the fees paid to the Adviser will be higher than if the Fund did not use leverage, because the fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

B.	Subadviser

The subadviser manages the investments of the Fund for which they are paid a fee by the Adviser. Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, is the subadviser for the Fund.

C.	Administrator

($ reported in thousands)

Effective January 1, 2013, VP Distributors LLC, the Fund’s former Administrator assigned its rights and obligations under the Administration Agreement to Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus.

For the period ended June 30, 2013, the Fund incurred administration fees totaling $159 which are included in the Statement of Operations.

D.	Trustees

During the period each Trustee who is not an interested person of the Fund or the Adviser was paid a $20,000 annual retainer plus a $5,000 fee per Trustee for each meeting attended, together with the out-of-pocket costs relating to attendance at such meetings. The Audit Committee chairperson also receives an additional $5,000 retainer, the Nominating Committee chairperson receives an additional $2,000 retainer, and the Chairman of the Board receives an additional $20,000 in annual retainer. These fees are shared with another closed-end fund based on managed assets. Any Trustee who is an interested person of the Fund or the Adviser, receives no remuneration from the Fund.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding short-term investments) during the period ended June 30, 2013 were as follows:

Purchases	$94,742
Sales	95,565

Note 5. Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Fund. In addition, in

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to such arrangements and expects the risk of loss to be remote.

Note 6. Capital Transactions

At June 30, 2013, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,255,236 shares are outstanding. Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be.

Note 7. Borrowings

($ reported in thousands)

The Fund has entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000, which may be increased to $150,000 under certain circumstances (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 50% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid and accrued for the period ended June 30, 2013, were $3 and are included in interest expense and fees on the Statement of Operations. The Agreement is renewable by the Fund with the Bank’s consent. The Agreement may also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From January 1, 2013 – June 30, 2013, the average daily borrowings under the Agreement and the weighted daily average interest rate were $93,000 and 1.045%, respectively. At June 30, 2013, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$93,000	0.995%

Note 8. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At June 30, 2013, the Fund held 31% of its total investments in securities within the financials sector.

Note 9. Regulatory Exams

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively “the Company”) with securities and other laws and regulations affecting their registered products.

There are currently no such matters which the Company believes will be material to these financial statements.

Note 10. Federal Income Tax Information

($ reported in thousands)

At June 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$308,989	$5,094	$(11,038)	$(5,944)

Note 11. Recent Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION

In accordance with the requirements of the Sarbanes-Oxley Act, the Fund’s CEO (the President of the Fund) and CFO (the Treasurer of the Fund) have filed the required “Section 302” certifications with the SEC on Form N-CSR.

In accordance with Section 303A of the NYSE listed company manual, the CEO certification has been filed with the NYSE.

KEY INFORMATION

Virtus Global Multi-Sector Income Fund Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

Report on Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 13, 2013. The meeting was held for purposes of electing one (1) nominee to the Board of Trustees.

The results were as follows:

Election of Trustees	Votes For	Votes Withheld
Thomas F. Mann	9,456,611	182,085

Based on the foregoing, Thomas F. Mann was re-elected as Trustee. The Fund’s other Trustees who continue in office are George R, Aylward, Phillip R. McLoughlin, James M. Oates, and William R. Moyer.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

101 Munson Street

Greenfield, MA 01301-9668

Board of Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

James M. Oates

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company NA

P.O. Box 43078

Providence, RI 02940-3078

How to Contact Us

Shareholder Services 1-866-270-7788

Web site www.virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

8527	08-13

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 09/06/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 09/06/13

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 09/06/13

* Print the name and title of each signing officer under his or her signature.